UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.6%
Johnson Controls Inc.	704,162	$32,722,408

Hotels, Restaurants & Leisure - 1.0%
Starwood Hotels & Resorts Worldwide Inc.	388,087	27,930,621
Yum! Brands Inc.	388,241	28,062,060

Total Hotels, Restaurants & Leisure		55,992,681

Media - 7.1%
Comcast Corp., Class A Shares	3,184,726	169,252,263
Twenty-First Century Fox Inc.	887,436	29,427,378
Walt Disney Co.	2,057,968	187,192,769

Total Media		385,872,410

Specialty Retail - 3.9%
Home Depot Inc.	1,390,076	145,151,736
TJX Cos. Inc.	1,039,370	68,536,058

Total Specialty Retail		213,687,794

TOTAL CONSUMER DISCRETIONARY		688,275,293

CONSUMER STAPLES - 9.4%
Beverages - 1.8%
Coca-Cola Co.	1,314,253	54,107,796
PepsiCo Inc.	456,785	42,837,297

Total Beverages		96,945,093

Food & Staples Retailing - 4.0%
CVS Health Corp.	1,195,550	117,355,188
Wal-Mart Stores Inc.	1,183,892	100,607,142

Total Food & Staples Retailing		217,962,330

Food Products - 1.3%
General Mills Inc.	374,508	19,654,180
Kraft Foods Group Inc.	398,996	26,070,399
Mondelez International Inc., Class A Shares	785,730	27,689,125

Total Food Products		73,413,704

Household Products - 2.3%
Kimberly-Clark Corp.	414,841	44,786,234
Procter & Gamble Co.	943,637	79,539,163

Total Household Products		124,325,397

TOTAL CONSUMER STAPLES		512,646,524

ENERGY - 8.1%
Energy Equipment & Services - 1.7%
Cameron International Corp.	702,240	31,446,307	*
Schlumberger Ltd.	459,605	37,866,856
Weatherford International PLC	2,134,616	22,050,583	*

Total Energy Equipment & Services		91,363,746

Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	594,641	48,611,902
Chevron Corp.	771,390	79,090,617
ConocoPhillips	383,227	24,135,636
Exxon Mobil Corp.	1,556,261	136,048,337
Hess Corp.	373,027	25,175,592

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	484,676	$38,774,080

Total Oil, Gas & Consumable Fuels		351,836,164

TOTAL ENERGY		443,199,910

FINANCIALS - 15.3%
Banks - 6.0%
BB&T Corp.	526,612	18,584,137
Citigroup Inc.	1,207,087	56,672,735
JPMorgan Chase & Co.	1,839,662	100,040,820
SunTrust Banks Inc.	601,348	23,103,790
U.S. Bancorp	883,324	37,020,109
Wells Fargo & Co.	1,761,547	91,459,520

Total Banks		326,881,111

Consumer Finance - 1.0%
American Express Co.	225,737	18,214,719
Synchrony Financial	1,267,800	39,124,308	*

Total Consumer Finance		57,339,027

Diversified Financial Services - 2.6%
Berkshire Hathaway Inc., Class A Shares	653	140,959,845	*

Insurance - 4.1%
MetLife Inc.	1,420,927	66,073,105
Travelers Cos. Inc.	1,514,357	155,706,187

Total Insurance		221,779,292

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	586,241	56,836,065

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	1,447,684	35,468,258	*

TOTAL FINANCIALS		839,263,598

HEALTH CARE - 14.9%
Biotechnology - 2.1%
Amgen Inc.	423,344	64,458,358
BioMarin Pharmaceutical Inc.	185,096	17,983,927	*
Celgene Corp.	275,018	32,771,145	*

Total Biotechnology		115,213,430

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	581,186	41,496,670

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	266,706	25,350,405
Cardinal Health Inc.	360,671	30,004,221
Express Scripts Holding Co.	341,031	27,524,612	*
UnitedHealth Group Inc.	762,221	80,985,981

Total Health Care Providers & Services		163,865,219

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	343,110	42,960,803

Pharmaceuticals - 8.2%
AbbVie Inc.	584,577	35,279,222
Bristol-Myers Squibb Co.	862,440	51,979,259
Johnson & Johnson	1,274,340	127,612,407
Merck & Co. Inc.	1,843,331	111,115,993
Pfizer Inc.	2,616,240	81,757,500

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Roche Holding AG, ADR	1,273,936	$43,008,079

Total Pharmaceuticals		450,752,460

TOTAL HEALTH CARE		814,288,582

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International Inc.	823,880	80,542,509
Raytheon Co.	570,820	57,110,541

Total Aerospace & Defense		137,653,050

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide Inc.	356,360	25,379,959
United Parcel Service Inc., Class B Shares	715,473	70,717,352

Total Air Freight & Logistics		96,097,311

Commercial Services & Supplies - 1.1%
Tyco International PLC	910,407	37,153,710
Waste Management Inc.	436,529	22,450,686

Total Commercial Services & Supplies		59,604,396

Electrical Equipment - 0.5%
Eaton Corp. PLC	434,248	27,396,706

Industrial Conglomerates - 3.9%
3M Co.	384,963	62,479,495
General Electric Co.	4,104,776	98,063,099
United Technologies Corp.	443,204	50,870,955

Total Industrial Conglomerates		211,413,549

Road & Rail - 0.5%
Norfolk Southern Corp.	252,460	25,743,346

TOTAL INDUSTRIALS		557,908,358

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.9%
Cisco Systems Inc.	1,770,573	46,681,157

Internet Software & Services - 2.4%
Facebook Inc., Class A Shares	465,824	35,360,700	*
Google Inc., Class A Shares	86,032	46,246,502	*
Google Inc., Class C Shares	96,362	51,507,416	*

Total Internet Software & Services		133,114,618

IT Services - 2.7%
Automatic Data Processing Inc.	807,280	66,624,818
Visa Inc., Class A Shares	321,475	81,947,192

Total IT Services		148,572,010

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	777,590	25,691,574
Texas Instruments Inc.	426,772	22,810,963

Total Semiconductors & Semiconductor Equipment		48,502,537

Software - 5.9%
Adobe Systems Inc.	524,524	36,784,868	*
Citrix Systems Inc.	325,400	19,283,204	*
Microsoft Corp.	3,583,905	144,789,762
Oracle Corp.	1,186,064	49,684,221
Red Hat Inc.	534,200	34,076,618	*
SAP SE, ADR	348,230	22,760,313
VMware Inc., Class A Shares	218,890	16,876,419	*

Total Software		324,255,405

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	1,551,069	181,723,244
EMC Corp.	1,561,149	40,480,594

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
International Business Machines Corp.		186,610	$28,609,179

Total Technology Hardware, Storage & Peripherals			250,813,017

TOTAL INFORMATION TECHNOLOGY			951,938,744

MATERIALS - 4.8%
Chemicals - 4.6%
E.I. du Pont de Nemours & Co.		302,101	21,512,612
Ecolab Inc.		541,500	56,191,455
Monsanto Co.		164,928	19,458,205
PPG Industries Inc.		696,104	155,147,660

Total Chemicals			252,309,932

Metals & Mining - 0.2%
Nucor Corp.		315,230	13,759,790

TOTAL MATERIALS			266,069,722

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.		1,963,034	64,623,079
Verizon Communications Inc.		1,014,690	46,381,480

TOTAL TELECOMMUNICATION SERVICES			111,004,559

UTILITIES - 0.4%
Electric Utilities - 0.4%
Northeast Utilities		361,564	20,095,727

TOTAL COMMON STOCKS (Cost - $2,666,030,852)			5,204,691,017

		SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 0.6%
Financials - 0.6%
Blackstone Group LP (Cost - $13,990,654)		840,328	31,377,848

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,680,021,506)			5,236,068,865

	RATE	SHARES
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $237,045,899)	0.088%	237,045,899	237,045,899

TOTAL INVESTMENTS - 100.0% (Cost - $2,917,067,405#)			5,473,114,764
Liabilities in Excess of Other Assets - (0.0)%			(1,171,565)

TOTAL NET ASSETS - 100.0%			$5,471,943,199

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$5,204,691,017	—	—	$5,204,691,017
Master limited partnerships	31,377,848	—	—	31,377,848

Total long-term investments	$5,236,068,865	—	—	$5,236,068,865

Short-term investments†	237,045,899	—	—	237,045,899

Total investments	$5,473,114,764	—	—	$5,473,114,764

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,583,270,162
Gross unrealized depreciation	(27,222,803)

Net unrealized appreciation	$2,556,047,359

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015